Equity (Equity Rollforward) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Capitalization, Equity [Line Items]
Beginning Balance	$ 2,945,906	$ 2,787,644
Net income attributable to Western Refining, Inc.	30,538	105,989
Less net income attributable to non-controlling interests	9,047	68,979
Net income	39,585	174,968
Other Comprehensive Income (Loss), Net of Tax	0	8
Dividends	(35,601)	(28,638)
Stock-based compensation expense	4,985	3,504
Tax deficiency from stock-based compensation	(328)	(337)
Distributions to non-controlling interests	(28,747)	(33,665)
Treasury Stock, Value, Acquired, Cost Method	(75,000)	(25,000)
Ending Balance	2,850,800	2,879,158
Parent [Member]
Schedule of Capitalization, Equity [Line Items]
Beginning Balance	1,299,297	1,119,708
Other Comprehensive Income (Loss), Net of Tax		8
Dividends	(35,601)	(28,638)
Stock-based compensation expense	328	1,001
Tax deficiency from stock-based compensation	(328)	(337)
Distributions to non-controlling interests	0	0
Treasury Stock, Value, Acquired, Cost Method	(75,000)	(25,000)
Ending Balance	1,219,234	1,173,405
Noncontrolling Interest [Member]
Schedule of Capitalization, Equity [Line Items]
Beginning Balance	1,646,609	1,667,936
Less net income attributable to non-controlling interests	9,047	68,979
Other Comprehensive Income (Loss), Net of Tax		0
Dividends	0	0
Stock-based compensation expense	4,657	2,503
Tax deficiency from stock-based compensation	0	0
Distributions to non-controlling interests	(28,747)	(33,665)
Treasury Stock, Value, Acquired, Cost Method	0	0
Ending Balance	$ 1,631,566	$ 1,705,753